Schedule of Investments (unaudited) March 31, 2023	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AMMC CLO 20 Ltd., Series 2017-20A, Class AR, (3 mo. LIBOR US + 0.87%), 5.66%, 04/17/29(a)(b)	$68	$67,139
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3 mo. LIBOR US + 0.95%), 5.76%, 10/20/30(a)(b)	250	246,505
Birch Grove CLO Ltd., Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 7.07%, 06/15/31(a)(b)	300	285,233
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 6.49%, 07/15/36(a)(b)	250	237,512
Dryden 53 CLO Ltd., Series 2017-53A, Class B, (3 mo. LIBOR US + 1.40%), 6.19%, 01/15/31(a)(b)	250	244,124
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 6.76%, 10/20/34(a)(b)	500	482,911
Generate CLO 2 Ltd., Series 2A, Class CR, (3 mo. LIBOR US + 1.85%), 6.67%, 01/22/31(a)(b)	250	237,285
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class AR, (3 mo. LIBOR US + 0.93%), 5.72%, 10/18/29(a)(b)	400	395,203
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3 mo. LIBOR US + 2.60%), 7.40%, 01/19/33(a)(b)	250	244,274
OCP CLO Ltd., Series 2019-17A, Class BR, (3 mo. LIBOR US + 1.60%), 6.41%, 07/20/32(a)(b)	250	238,803
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.05%), 6.87%, 10/22/36(a)(b)	250	239,927
Palmer Square CLO Ltd.(a)(b)
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 5.92%, 01/17/31	250	248,089
Series 2015-1A, Class BR4, (3 mo. LIBOR US + 1.85%), 6.77%, 05/21/34	250	237,560
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 5.52%, 01/25/35(a)	128	116,899
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3 mo. LIBOR US + 1.06%), 5.87%, 07/20/32(a)(b)	250	245,743
Trimaran CAVU Ltd., Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 7.96%, 07/20/32(a)(b)	250	246,008
Voya CLO Ltd., Series 2016-1A, Class A1R, (3 mo. Term SOFR + 1.33%), 5.97%, 01/20/31(a)(b)	250	248,103

Total Asset-Backed Securities — 10.4% (Cost: $4,327,411)		4,261,318

Corporate Bonds

Aerospace & Defense — 0.1%
Boeing Co., 3.63%, 02/01/31	50	45,816

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 2.36%, 03/15/32	175	143,570

Financial Services — 0.2%
Morgan Stanley, (1 day SOFR + 3.12%), 3.62%, 04/01/31(a)	75	68,585

Security	Par (000)	Value

Software — 0.3%
Oracle Corp., 2.95%, 04/01/30	$125	$110,369

Total Corporate Bonds — 0.9% (Cost: $350,233)		368,340

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 6.5%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 3.79%, 11/25/33(a)	18	15,921
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)	56	49,361
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(a)(b)	40	40,354
COLT Mortgage Loan Trust(b)
Series 2022-1, Class A1, 4.55%, 04/25/67(a)	103	99,282
Series 2022-2, Class A1, 2.99%, 02/25/67	126	112,530
Series 2022-7, Class A1, 5.16%, 04/25/67	227	222,644
Credit Suisse Mortgage Capital Certificates Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)	130	119,882
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(a)(b)	245	205,214
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)	92	74,135
GS Mortgage-Backed Securities Trust(a)(b)
Series 2021-PJ2, Class A2, 2.50%, 11/25/51	86	69,923
Series 2021-PJ7, Class A2, 2.50%, 01/25/52	174	141,159
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	118	112,793
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	91	77,568
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)	94	79,363
MFA Trust(a)(b)
Series 2020-NQM1, Class A1, 1.48%, 03/25/65	71	64,524
Series 2021-NQM1, Class M1, 2.31%, 04/25/65	250	181,261
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)(b)	93	78,291
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)	92	77,860
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	200	149,456
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(a)(b)	148	123,590
Verus Securitization Trust(b)
Series 2022-1, Class A1, 2.72%, 01/25/67	89	79,369
Series 2022-3, Class A1, 4.13%, 02/25/67	358	334,828
Series 2022-7, Class A1, 5.15%, 07/25/67	142	138,533

		2,647,841

Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	67	11,900

Total Non-Agency Mortgage-Backed Securities — 6.5% (Cost: $2,965,843)		2,659,741

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.9%(a)(c)

Banks — 0.4%
Wells Fargo & Co., Series U, 5.88%	$160	$157,200

Financial Services — 0.5%
HSBC Holdings PLC, 8.00%	200	199,480

		356,680

Total Preferred Securities — 0.9% (Cost: $371,067)		356,680

U.S. Government Sponsored Agency Securities

Agency Obligations — 10.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 06/01/31	725	669,645
5.50%, 04/01/53	815	823,195
Federal Farm Credit Banks Funding Corp, 1.84%, 01/25/36	500	365,363
Federal Home Loan Banks, 2.13%, 09/14/29	1,000	898,295
Freddie Mac 0.38%, 05/17/24	500	476,276
0.40%, 05/24/24	905	861,683
0.41%, 09/17/24	220	207,273

		4,301,730

Collateralized Mortgage Obligations — 9.9%
Fannie Mae REMICS
Series 2013-73, Class KE, 3.00%, 07/25/43	500	434,375
Series 2017-90, Class WB, 3.00%, 11/25/47	434	356,939
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	927,100
Series 2022-31, Class BZ, 4.00%, 10/25/51	682	605,684
Freddie Mac REMICS
Series 4398, Class ZX, 4.00%, 09/15/54	350	324,516
Series 4480, Class ZX, 4.00%, 11/15/44	679	656,110
Series 4921, Class NL, 3.00%, 10/25/49	504	394,515
Series 5230, Class DL, 3.50%, 09/25/44	400	357,415

		4,056,654

Mortgage-Backed Securities — 48.5%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	197	36,910
Freddie Mac Mortgage-Backed Securities, 3.50%, 01/01/46	863	823,089
Ginnie Mae(a)
Series 2006-30, Class IO, 2.73%, 05/16/46	39	—
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 1.74%, 12/16/39	120	9,518
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 1.94%, 04/16/41	1,235	90,516
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	2	1,601
Uniform Mortgage-Backed Securities 5.50%, 10/01/23 - 09/01/36	826	851,937
4.00%, 10/01/24 - 04/13/53(d)	6,862	6,690,727
5.00%, 11/01/33 - 04/13/53(d)	3,051	3,078,820
3.50%, 02/01/35 - 04/13/53(d)	2,141	2,022,933
6.00%, 02/01/36 - 03/01/38	75	76,870
4.50%, 04/01/39 - 02/01/46	2,934	2,943,511
3.00%, 03/01/43 - 05/01/52	3,625	3,304,358

		19,930,790

Total U.S. Government Sponsored Agency Securities — 68.8% (Cost: $29,397,058)		28,289,174

Security	Par (000)	Value

U.S. Treasury Obligations
U.S. Treasury Bonds 1.88%, 02/15/41 - 02/15/51	$940	$698,799
3.38%, 08/15/42(e)	900	845,016
3.00%, 08/15/48	5	4,366
2.38%, 05/15/51	700	537,523
2.00%, 08/15/51(e)	950	668,229
U.S. Treasury Notes
2.00%, 05/31/24	1,190	1,156,624
2.88%, 07/31/25	1,865	1,820,998

Total U.S. Treasury Obligations — 13.9% (Cost: $6,494,926)		5,731,555

Total Long-Term Investments — 101.4% (Cost: $43,906,538)		41,666,808

	Shares

Short-Term Securities

Money Market Funds — 9.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(f)(g)	4,077,017	4,077,017

Total Short-Term Securities — 9.9% (Cost: $4,077,017)		4,077,017

Total Investments Before TBA Sale Commitments and Options Written — 111.3% (Cost: $47,983,555)		45,743,825

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.8)%
Uniform Mortgage-Backed Securities, 3.50%, 04/13/53(d)	$(350)	(325,213)

Total TBA Sale Commitments — (0.8)% (Proceeds: $(323,461))		(325,213)

Options Written — (0.6)% (Premiums Received: $(217,000))		(230,695)

Total Investments, Net of TBA Sale Commitments and Options Written — 109.9% (Cost: $47,443,094)		45,187,917

Liabilities in Excess of Other Assets — (9.9)%		(4,074,349)

Net Assets — 100.0%		$41,113,568

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Government Fund, Inc. (EGF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,738,499	$2,338,518	(a)	$—	$—	$—	$4,077,017	4,077,017	$17,138	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	12	06/21/23	$1,455	$50,281
Ultra U.S. Treasury Bond	10	06/21/23	1,417	27,790
2-Year U.S. Treasury Note	5	06/30/23	1,033	(2,852)
5-Year U.S. Treasury Note	66	06/30/23	7,237	106,454

				181,673

Short Contracts
10-Year Japanese Government Treasury Bonds	2	06/13/23	2,231	(43,312)
10-Year U.S. Treasury Note	16	06/21/23	1,841	(34,269)

				(77,581)

				$104,092

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,299	JPY 564,000	Deutsche Bank AG	06/21/23	$3

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
			1-Day SOFR,
10-Year Interest Rate Swap, 04/29/33	3.25%	Semi-Annual	4.80%	Quarterly	Bank of America N.A.	04/27/23	3.25%	USD	3,848	$(53,414)
			1-Day SOFR,
2-Year Interest Rate Swap, 04/29/25	4.07%	Semi-Annual	4.80%	Quarterly	Bank of America N.A.	04/27/23	4.07	USD	18,471	(80,156)
			1-Day SOFR,
30-Year Interest Rate Swap, 04/29/53	3.00%	Semi-Annual	4.80%	Quarterly	Bank of America N.A.	04/27/23	3.00	USD	1,539	(35,240)
			1-Day SOFR,
5-Year Interest Rate Swap, 04/29/28	3.41%	Semi-Annual	4.80%	Quarterly	Bank of America N.A.	04/27/23	3.41	USD	6,926	(61,885)

										$(230,695)

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Government Fund, Inc. (EGF)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
2.87%	Annual	1-Day SOFR, 4.80%	Annual	N/A	05/11/42	USD	300	$12,775	$7	$12,768

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Goldman Sachs International	09/17/58	N/R		USD	26	$(6,399)	$(2,763)	$(3,636)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,261,318	$—	$4,261,318
Corporate Bonds	—	368,340	—	368,340
Non-Agency Mortgage-Backed Securities	—	2,659,741	—	2,659,741
Preferred Securities
Capital Trusts	—	356,680	—	356,680
U.S. Government Sponsored Agency Securities	—	28,289,174	—	28,289,174
U.S. Treasury Obligations	—	5,731,555	—	5,731,555
Short-Term Securities
Money Market Funds	4,077,017	—	—	4,077,017
Liabilities
Investments
TBA Sale Commitments	—	(325,213)	—	(325,213)

	$4,077,017	$41,341,595	$—	$45,418,612

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$3	$—	$3
Interest Rate Contracts	184,525	12,768	—	197,293
Liabilities
Credit Contracts	—	(3,636)	—	(3,636)
Interest Rate Contracts	(80,433)	(230,695)	—	(311,128)

	$104,092	$(221,560)	$—	$(117,468)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

5